Related Party Transactions (Details) - USD ($)	Jan. 02, 2020	Apr. 01, 2019
Disclosure Of Related Party Text Block [Abstract]
Company loaned amount (in Dollars)		$ 200,000
Loan Terms		5 years
Interest charged rate	12.00%	7.00%